Employee Stock Plans	12 Months Ended
Dec. 31, 2010
Employee Stock Plans

8. Employee Stock Plans

In connection with Host Inc.’s conversion to a REIT, Host L.P. assumed the employee obligations of Host Inc. Upon the issuance of Host Inc.’s common stock under either of the two stock-based compensation plans described below, Host L.P. will issue to Host Inc. common OP units of an equivalent value. Accordingly, these liabilities and related disclosures are included in both Host Inc.’s and Host L.P.’s consolidated financial statements.

Host Inc. maintains two stock-based compensation plans, the Comprehensive Stock and Cash Incentive Plan (the “2009 Comprehensive Plan”), whereby Host Inc. may award to participating employees (i) restricted shares of Host Inc.’s common stock, (ii) options to purchase our common stock and (iii) deferred shares of our common stock and the employee stock purchase plan (ESPP). At December 31, 2010, there were approximately 19.2 million shares of Host Inc.’s common stock reserved and available for issuance under the 2009 Comprehensive Plan.

We recognize costs resulting from share-based payment transactions in our financial statements over their vesting periods. We classify share-based payment awards granted in exchange for employee services as either equity awards or liability awards. The classification of restricted stock awards as either an equity award or a liability award is based upon cash settlement options. Equity awards are measured based on the fair value on the date of grant. Liability classified awards are re-measured to fair value each reporting period. The value of all restricted stock awards, less estimated forfeitures, is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for awards for which employees do not render the requisite service. The senior executive restricted stock awards have been classified as liability awards, primarily due to settlement features that allow the recipient to have a percentage of the restricted stock awards withheld to meet tax requirements in excess of the statutory minimum withholding. Other stock awards have been classified as equity awards as these awards do not have this optional tax withholding feature.

On May 14, 2009, our stockholders approved the 2009 Comprehensive Plan. The 2009 Comprehensive Plan currently has 25.5 million shares authorized, which includes incremental shares approved on May 7, 2010 to reflect our 2009 stock dividend, that can be issued for stock-based compensation to employees and directors. Shares described below that were granted after May 14, 2009 were issued under this plan. We granted 5.0 million restricted shares to senior executives that vest in 2010 and 2011 and 1.0 million stock options under this plan. We also granted 0.2 million restricted shares to other employees at a per share price of $10.40.

Prior to the adoption of the 2009 Comprehensive Plan, we granted 2.4 million restricted shares and 0.4 million stock options to senior executives that had a requisite service period through December 31, 2009. These shares were granted under our previous 1997 Comprehensive Stock and Cash Incentive Plan (the “1997 Comprehensive Plan”) which is not in effect as of December 31, 2009. We also granted 0.2 million restricted shares to upper middle management during 2009 through the 1997 Comprehensive Plan.

During 2010, 2009 and 2008, we recorded compensation expense of approximately $39.6 million, $20.5 million and $2.8 million, respectively. Shares granted in 2010, 2009 and 2008 totaled 0.4 million, 9.0 million and 0.3 million, respectively, while 2.6 million, 2.2 million and 0.3 million vested during those years. Approximately 4.3 million shares are unvested as of December 31, 2010 with a weighted average fair value of $10.30 per share.

Senior Executive Restricted Stock

During 2009, Host Inc. granted shares to senior executives that vest through year end 2011 in three annual installments (the “2009 – 2011 Plan”). Vesting for these shares is determined based on (1) personal performance based on the achievement of specific management business objectives and (2) market performance based on the achievement of total shareholder return on a relative basis. These awards are considered liability awards; therefore we recognize compensation expense over the requisite period based on the fair value of the award at the balance sheet date. The fair value of the personal performance awards are based on management’s estimate of shares that will vest during the requisite service period at the balance sheet market rate. The fair value of the awards that vest based on market performance is estimated using a simulation or Monte Carlo method. For the purpose of the simulation at year end 2010, we assumed a volatility of 82.9%, which is calculated based on the volatility of our stock price over the last three years, a risk-free interest rate of 1.02%, which reflects the yield on a 3-year Treasury bond, and stock betas of 1.062 and 1.377 compared to the Lodging composite index and the REIT composite index, respectively, based on three years of historical price data. The number of shares issued is adjusted for forfeitures.

Under the 2009-2011 Plan, we granted a total of 7.5 million shares (0.3 million in 2010 and 7.2 million in 2009). The grants in 2010 primarily relate to new hires or promotions. Of the 7.5 million shares granted, vesting for approximately 48% of the shares is based on the satisfaction of personal performance goals set by each executive, approximately 26% is based on the achievement of total shareholder return on a relative basis compared to the NAREIT index and approximately 26% is based on the achievement of total shareholder return in comparison to eight other lodging companies. Shares that vest based on market conditions that are not earned in any given year are still outstanding and may be earned based on our cumulative relative market performance for the period from January 1, 2009 through December 31, 2011.

During the first quarter of 2006, Host Inc. granted shares to senior executives that vested through year end 2008 in three annual installments (the “2006 – 2008 Plan”). The plan concluded as of December 31, 2008 and all shares were either vested or forfeited. Vesting for these shares was determined both on continued employment and market performance based on the achievement of total shareholder return on an absolute and relative basis. Approximately 110,000 of the shares remaining under the plan vested as of December 31, 2008 and were issued on February 5, 2009.

During 2010, 2009 and 2008, we recorded compensation expense of approximately $36 million, $19 million and $2 million respectively, related to the restricted stock awards to senior executives. Based on the valuation criteria above, the total unrecognized compensation cost that relates to nonvested restricted stock awards at December 31, 2010 was approximately $32 million, which, if earned, will be recognized over the weighted average of one year. The following table is a summary of the status of our senior executive plans for the three years ended December 31, 2010. The fair values for the awards below are based on the fair value at the respective transaction dates, as the awards are classified as liability awards.

	2010		2009		2008
	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)

Balance, at beginning of year	5.6	$7	0.1	$7	1.5	$7
Granted	0.2	17	7.2	9	0.2	18
Vested(1)	(1.9)	18	(1.6)	11	(0.3)	10
Forfeited/expired	(0.2)	11	(0.1)	7	(1.3)	—

Balance, at end of year	3.7	11	5.6	7	0.1	7

Issued in calendar year(1)	0.8	11	0.1	7	0.1	15

(1)	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 0.8 million shares issued in 2010 include shares vested at December 31, 2009, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $6.9 million, $0.6 million and $1.6 million, for 2010, 2009 and 2008, respectively.

Employee Stock Options

As part of the 2009 Comprehensive Plan, Host Inc. granted .1 million and 1.4 million stock options during 2010 and 2009, respectively. The options expire ten years after the grant date. Vesting for these shares is based on continuing employment. The fair value of the stock options was estimated on the date of grant based on a simulation/Monte Carlo method. For the options granted in 2010 and 2009, we assumed a volatility between 49% and 62%, which is measured over a historical period based on the life of the options, generally five to six years. We also assumed a risk free interest rate which ranged from 2.0% to 3.1% and an average dividend yield of 5%.

On December 31, 2010 and December 31, 2009, approximately 518,000 and 464,000 of the options vested and we recorded approximately $1.8 million and $0.8 million in compensation expense for these options in 2010 and 2009, respectively. No other options were granted between December 2002 and December 2008. The following table summarizes the stock option grants during the year:

Date	Shares (in millions)	Weighted Average Option Price	Weighted Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)
2/4/2010	.1	$11.39	$4.81	$.1
5/14/2009	.9	8.19	3.21	2.9
2/5/2009	.5	5.08	1.73	—

	1.5	7.32	2.80	$3.0

The following table is a summary of the status of Host Inc.’s stock option plans that have been approved by Host Inc.’s stockholders. Host Inc. does not have stock option plans that have not been approved by its stockholders.

	2010		2009		2008
	Shares (in millions)	Weighted Average Exercise Price	Shares (in millions)	Weighted Average Exercise Price	Shares (in millions)	Weighted Average Exercise Price
Balance, at beginning of year	1.5	$7	.2	$8	.4	$7
Granted	.1	11	1.4	7	—	—
Exercised	(.2)	5	(.1)	8	(.2)	7
Forfeited/expired	—	—	—	—	—	—

Balance, at end of year	1.4	8	1.5	7	.2	8

Options exercisable at year-end	.9	7	.5	5	.2	8

The following table summarized the information about stock options at December 31, 2010.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares (in millions)	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares (in millions)	Weighted Average Exercise Price
$4 – 6.3		8	$5.08	.3	$5.08
7 – 9	1.0	8	8.01	.5	7.99
10-12.1		9	11.02	.1	10.88

Total	1.4	8	7.50	.9	7.14

Other Stock Plans

In addition to the stock plans described above, we maintain an upper-middle management plan, an employee stock purchase plan and, in 2009, granted broad-based stock awards to all employees. These awards are all time-based equity awards that vest within three years of the grant date and are expensed based on the grant date fair value. During 2010, 2009 and 2008 we granted 120,000 shares, 331,000 shares and 51,000 shares, respectively, under these programs and recorded expenses of $2.2 million, $1.4 million and $1.1 million, respectively.